OIL & NATURAL GAS PROPERTIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Extractive Industries [Abstract]
OIL & NATURAL GAS PROPERTIES

4.	OIL & NATURAL GAS PROPERTIES

The following table presents the capitalized costs for oil and natural gas properties of the Company:

Schedule of Capitalized Cost for Oil and Natural Gas

	September 30, 2023	December 31, 2022
Evaluated costs subject to amortization	$—	$—
Unevaluated costs	119,538,170	79,695,928
Total capitalized costs	119,538,170	79,695,928
Less accumulated depreciation, depletion and amortization	—	—
Total oil and gas properties	$119,538,170	$79,695,928

Unevaluated costs as of September 30, 2023, and December 31, 2022, include cumulative costs of developing projects including the Orogrande and Hazel Projects in West Texas and the costs related to the Oklahoma Properties. In accordance with required accounting adjustments related to the Spin-Off, the carrying value of the oil and natural gas assets were adjusted to fair value as of December 15, 2022.

The Company periodically adjusts for the separation of evaluated versus unevaluated costs within its full cost pool to recognize the value impairment related to the expiration of, or changes in market value, of unevaluated leases. The impact of reclassifications as they become necessary is to increase the basis for calculation of future period’s depletion, depreciation and amortization which effectively recognizes the impairment on the consolidated statement of operations over future periods. Reclassified costs also become evaluated costs for purposes of ceiling tests, and which may cause recognition of increased impairment expense in future periods. There were no remaining cumulative unevaluated costs which had been reclassified within the Company’s full cost pool totals as of September 30, 2023 or December 31, 2022 since the Company had no proved reserve value associated with our properties.

Due to the volatility of commodity prices, should oil and natural gas prices decline in the future, it is possible that a write-down could occur. Proved reserves are estimated quantities of crude oil, natural gas, and NGLs, which geological and engineering data demonstrate with reasonable certainty to be recoverable from known reservoirs under existing economic and operating conditions. The independent engineering estimates include only those amounts considered to be proved reserves and do not include additional amounts which may result from new discoveries in the future, or from application of secondary and tertiary recovery processes where facilities are not in place or for which transportation or marketing contracts are not in place. Estimated reserves to be developed through secondary or tertiary recovery processes are classified as unevaluated properties.

Current Projects

The Company is an energy company engaged in the acquisition, exploration, exploitation and/or development of oil and natural gas properties in the United States. The Company is primarily focused on the acquisition of early-stage projects, the development and delineation of these projects, and then the monetization of those assets once these activities are completed.

The Company’s primary focus is the development of interests in oil and natural gas projects it holds in the Permian Basin in Hudspeth County in West Texas. The Company also holds minor interests in certain other oil and natural gas projects in Central Oklahoma that it is in the process of divesting.

As of September 30, 2023, the Company had interests in three oil and natural gas projects: the Orogrande Project in Hudspeth County, Texas, the Hazel Project in Sterling, Tom Green, and Irion Counties, Texas, and two wells in Central Oklahoma.

Upon the closing of transactions contemplated by the McCabe Contribution Agreement (defined below), the Company will hold a portion of the Back-In Interest (defined below) in the Orogrande Project and a portion of the Bronco Prospect (defined below).

Orogrande Project, West Texas

On August 7, 2014, Torchlight entered into a Purchase Agreement with Hudspeth, McCabe Petroleum Corporation (“MPC”), and Gregory McCabe (“Mr. McCabe”). Mr. McCabe was the sole owner of both Hudspeth and MPC. Under the terms and conditions of the Purchase Agreement, Torchlight purchased 100% of the capital stock of Hudspeth which held certain oil and natural gas assets, including a 100% working interest in approximately 172,000 predominately contiguous acres in the Orogrande Basin in West Texas. Mr. McCabe has, at his option, a 10% working interest back-in after payout and a reversionary interest if drilling obligations are not met, all under the terms and conditions of a participation and development agreement among Hudspeth, MPC and Mr. McCabe. Up to 100% of such back-in interest is expected to be contributed to the Company pursuant to the McCabe Contribution Agreement. Mr. McCabe also holds a 4.5% overriding royalty interest in the Orogrande acreage, which he obtained prior to, and was not a part of the August 2014 transaction.

Effective March 27, 2017, the Orogrande acreage became subject to a University Lands D&D Unit Agreement (“DDU Agreement”), which allows for all 192 existing leases covering approximately 134,000 gross acres leased from University Lands to be combined into one drilling and development unit for development purposes. On or about October 11, 2022, the DDU Agreement was amended to provide that the term of the DDU Agreement expires on December 31, 2024, and the time to drill on the drilling and development unit continues through December 31, 2024. The DDU Agreement, as amended, also grants the right to extend the DDU Agreement through December 31, 2029 if compliance with the DDU Agreement is met and the extension fee associated with the additional time is paid. The Company expects to exercise its option to extend the term under the DDU Agreement prior to its expiration.

Drilling obligations under the DDU Agreement, as amended, include four wells in 2021 and five wells per year in years 2022, 2023 and 2024. The drilling obligations are minimum yearly requirements and may be exceeded if acceleration is desired.

While drilling wells under our 2022 drilling obligation, our operations team deployed a new mist drilling solution that increased hole stability, which we believe will result in meaningful cost savings for additional wells drilled in the Orogrande Project. Multiple test wells were drilled in the Orogrande Project in order to stay in compliance with the DDU Agreement. While these previously drilled wells may have potential to produce hydrocarbons to sell commercially in the future, we have no immediate plans to deploy the additional capital necessary to sell production from these wells to third parties. Instead, we plan to use the results from these wells to determine our drilling plans for future wells, including reservoir locations, target depths and designated acreage, in the Orogrande Project. Notwithstanding the foregoing, development of the wells continued through September 30, 2023, to further capture and document the scientific base in support of demonstrating the production potential of the property. As of September 30, 2023, we have commenced drilling activities under the 2023 drilling program, drilling two of the five wells required for the program, and depending on the results of those drilling activities, we may consider deploying the additional capital necessary to sell oil production from the wells to third parties.

Acquisition of Working Interest

On December 21, 2022, the Company entered into that certain Agreement and Plan of Merger (the “Merger Agreement”) with Hudspeth, Wolfbone, MPC and Mr. McCabe, pursuant to which in a series of transactions the oil and natural gas leases, the lands covered by such leases, pooling and communitization agreements, rights-of-way, the surface estate of the lands and all wells located in Orogrande Project will be transferred, conveyed and assigned to Hudspeth (or its designated assignee) in consideration of (1) treating the Orogrande Obligations (as defined in the Merger Agreement) as having been irrevocably satisfied and discharged in full with respect to MPC and (2) an issuance of 56,297,638 shares of Company common stock to Mr. McCabe (such series of transactions collectively, the “Merger”).

The Merger became effective on April 25, 2023. As a result of the Merger, the Company acquired Wolfbone’s 22.6249% remaining rights to working interest in the Orogrande Project in consideration of the issuance by the Company of the 56,297,638 shares of the Company’s common stock to Mr. McCabe.

The Merger was completed in accordance with the Texas Business Organizations Code, whereby (a) the Company formed NBH MergeCo, LLC with the State of Texas (“MergeCo”) in order to cause Hudspeth to assign all of its rights under the Merger Agreement to MergeCo and MergeCo assumed Hudspeth’s obligations under the Merger Agreement, (b) MergeCo, Wolfbone and MPC merged with each of Wolfbone and MPC as surviving entities, and (c) Wolfbone became a direct and wholly-owned subsidiary of the Company. The closing of the transactions contemplated by the Merger Agreement occurred on May 11, 2023.

On May 11, 2023, the Company and its wholly owned subsidiary, Hudspeth, entered into a contribution and exchange agreement with each of the prior working interest owners in the Orogrande Project named in the table below (each an “Orogrande Owner” and collectively, the “Orogrande Owners”), pursuant to which, the Company issued to the Orogrande Owners the number of shares of the Company’s common stock set forth opposite such Orogrande Owner’s name below in exchange for and in order to acquire such Orogrande Owner’s rights to working interest in the Orogrande Project.

Schedule of Common Stock to be issued to Orogrande Owners

	Shares of Common Stock	Working Interest Contribution
Dingus Investments, Inc.	7,050,382	2.8334%
Pandora Energy, LP	6,220,779	2.5000%
Kennedy Minerals, Ltd	6,220,779	2.5000%
The de Compiegne Property Company No. 20, Ltd	6,220,779	2.5000%
Loma Hombre Energy, LLC	622,078	0.2500%
Sero Capital, LLC	725,840	0.2917%
TOTAL	27,060,637	10.8751%

The Orogrande Project ownership as of September 30, 2023, is detailed as follows:

Schedule of Orogrande Project Ownership

	Revenue	Working
	Interest	Interest
University Lands – Mineral Owner	20.000%

ORRI – Magdalena Royalties, LLC, an entity controlled by Gregory McCabe, Chairman of the Board	4.500%

ORRI – Unrelated Party	0.500%

Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.	56.250%	75.000%
Wolfbone Investments, LLC, a subsidiary of Next Bridge Hydrocarbons, Inc.	18.750%	25.000%
Total	100.000%	100.000%

Hazel Project in the Midland Basin in West Texas

Effective April 4, 2016, TEI acquired from MPC a 66.66% working interest in approximately 12,000 acres in the Midland Basin. A back-in after payout of a 25% working interest was retained by MPC and another unrelated working interest owner.

In October 2016, the holders of all of Torchlight’s then-outstanding shares of Series C Preferred Stock (which were issued in July 2016) elected to convert into a total 33.33% working interest in our Hazel Project, reducing TEI’s ownership from 66.66% to a 33.33% working interest.

Acquisition of Additional Interests in Hazel Project

On January 30, 2017, Torchlight entered into and closed an Agreement and Plan of Reorganization and a Plan of Merger with an entity which was wholly owned by Mr. McCabe, which resulted in the acquisition of approximately 40.66% working interest in the 12,000 gross acres, 9,600 net acres, in the Hazel Project.

Also on January 30, 2017, Torchlight entered into and closed a Purchase and Sale Agreement with Wolfbone. Under the agreement, Torchlight acquired certain of Wolfbone’s Hazel Project assets, including its interest in the Flying B Ranch #1 well and the 40-acre unit surrounding the well.

Upon the closing of the transactions, the Torchlight working interest in the Hazel Project increased by 40.66% to a total ownership of 74%.

Effective June 1, 2017, Torchlight acquired an additional 6% working interest from unrelated working interest owners increasing its working interest in the Hazel project to 80%, and an overall net revenue interest of 75%.

Seven test wells have been drilled on the Hazel Project to capture and document the scientific base in support of demonstrating the production potential of the property.

Option Agreement with Masterson Hazel Partners, LP

On August 13, 2020, the Company’s subsidiaries TEI and Torchlight Hazel (collectively, “Torchlight Subs”) entered into an option agreement (the “Option Agreement”) with Masterson Hazel Partners, LP (“MHP”) and MPC. Under the agreement, MHP was obligated to drill and complete, or cause to be drilled and completed, at its sole cost and expense, a new lateral well (the “Well”) on the Hazel Project, sufficient to satisfy Torchlight Subs’s continuous development obligations on the southern half of the prospect no later than September 30, 2020. MHP has satisfied this drilling obligation. MHP paid to Torchlight Subs $1,000 as an option fee at the time of execution of the Option Agreement. MHP is entitled to receive, as its sole recourse for the recoupment of drilling costs, the revenue from production of the Well attributable to Torchlight Subs’s interest until such time as it has recovered its reasonable costs and expenses for drilling, completing, and operating the well.

In exchange for MHP satisfying the above drilling obligations, Torchlight Subs granted to MHP the exclusive right and option to perform operations, at MHP’s sole cost and expense, on the Hazel Project sufficient to satisfy Torchlight Subs’s continuous development obligations on the northern half of the prospect. MHP declined to exercise its option to purchase the entire Hazel Project.

Hunton Play, Central Oklahoma

As of September 30, 2023, the Company was producing from one well in the Viking Area of Mutual Interest and one well in Prairie Grove.

The McCabe Contribution Agreement

On July 25, 2023, the Company entered into a Contribution Agreement among the Company, Mr. McCabe, and MPC, an entity exclusively owned and operated by Mr. McCabe (the “McCabe Contribution Agreement”), pursuant to which Mr. McCabe will contribute up to a ten percent (10%) back-in working interest option for the Orogrande Project exercisable following the point in time at which the proceeds of all production from all operations conducted on the Orogrande Project (exclusive of royalty, overriding royalty and taxes chargeable to the working interest) equals the actual cost incurred by NBH and its predecessors in drilling, testing, equipping and the cost of operating the wells located on the Orogrande Prospect, inclusive of overhead charges (the “Back-In Interest”), an option originally granted to Mr. McCabe pursuant to that certain Participation Agreement, dated September 23, 2014 (the “Participation Agreement”), by and among Mr. McCabe, Hudspeth, and MPC, and MPC will contribute up to one hundred percent (100%) of the interest currently held by MPC in the drilling project located on over 1,150 acres in Vermillion Parish, Louisiana (the “Bronco Prospect”). Pursuant to the McCabe Contribution Agreement, and subject to the satisfaction of certain conditions provided therein, including the effectiveness of the Company’s Registration Statement on Form S-1 (File No. 333-273442) filed with the SEC on July 26, 2023 (as amended, the “Registration Statement”), Mr. McCabe will contribute an amount of the Back-In Interest and MPC will contribute an amount of the Bronco Prospect in proportion to the percentage of shares of common stock of NBH that are directly registered in the name of the beneficial owner with the Company’s transfer agent on or prior to the record date (as defined in the Registration Statement) and remain directly registered with the Company’s transfer agent for the holding period (as defined in the Registration Statement).

5.	OIL & NATURAL GAS PROPERTIES

The following table presents the capitalized costs for oil and natural gas properties of the Company:

	December 31, 2022	December 31, 2021
	Successor	Predecessor
Evaluated costs subject to amortization	$—	$—
Unevaluated costs	79,695,928	61,319,652
Total Capitalized Costs	79,695,928	61,319,652
Less accumulated depreciation, depletion and amortization	—	(15,656,182)
Total oil and gas properties	$79,695,928	$45,663,470

Unevaluated costs as of December 31, 2022, and December 31, 2021, include cumulative costs of developing projects including the Orogrande and Hazel Projects in West Texas and the costs related to the Oklahoma Properties. In accordance with required accounting adjustments related to the Spin-Off, the carrying value of the oil and natural gas assets were adjusted to fair value as of December 15, 2022.

The Company periodically adjusts for the separation of evaluated versus unevaluated costs within its full cost pool to recognize the value impairment related to the expiration of, or changes in market value, of unevaluated leases. The impact of reclassifications as they become necessary is to increase the basis for calculation of future period’s depletion, depreciation and amortization which effectively recognizes the impairment on the consolidated statement of operations over future periods. Reclassified costs also become evaluated costs for purposes of ceiling tests, and which may cause recognition of increased impairment expense in future periods. The remaining cumulative unevaluated costs which have been reclassified within the Company’s full cost pool totals $-0- as of December 31, 2022. As of December 31, 2022, evaluated costs are $-0- since the Company have no proved reserve value associated with our properties.

Due to the volatility of commodity prices, should oil and natural gas prices decline in the future, it is possible that a write-down could occur. Proved reserves are estimated quantities of crude oil, natural gas, and natural gas liquids, which geological and engineering data demonstrate with reasonable certainty to be recoverable from known reservoirs under existing economic and operating conditions. The independent engineering estimates include only those amounts considered to be proved reserves and do not include additional amounts which may result from new discoveries in the future, or from application of secondary and tertiary recovery processes where facilities are not in place or for which transportation and/or marketing contracts are not in place. Estimated reserves to be developed through secondary or tertiary recovery processes are classified as unevaluated properties.

Current Projects

The Company is an energy company engaged in the acquisition, exploration, exploitation and/or development of oil and natural gas properties in the United States. The Company is primarily focused on the acquisition of early-stage projects, the development and delineation of these projects, and then the monetization of those assets once these activities are completed.

The Company’s primary focus is the development of interests in oil and natural gas projects it holds in the Permian Basin in West Texas. The Company also holds minor interests in certain other oil and natural gas projects in Central Oklahoma that it is in the process of divesting.

As of December 31, 2022, the Company had interests in three oil and natural gas projects: the Orogrande Project in Hudspeth County, Texas, the Hazel Project in Sterling, Tom Green, and Irion Counties, Texas, and two wells in Central Oklahoma.

Orogrande Project, West Texas

On August 7, 2014, Torchlight entered into a Purchase Agreement with Hudspeth, McCabe Petroleum Corporation (“MPC”), and Gregory McCabe (“Mr. McCabe”). Mr. McCabe was the sole owner of both Hudspeth and MPC. Under the terms and conditions of the Purchase Agreement, Torchlight purchased 100% of the capital stock of Hudspeth which held certain oil and natural gas assets, including a 100% working interest in approximately 172,000 predominately contiguous acres in the Orogrande Basin in West Texas. Mr. McCabe has, at his option, a 10% working interest back-in after payout and a reversionary interest if drilling obligations are not met, all under the terms and conditions of a participation and development agreement among Hudspeth, MPC and Mr. McCabe. Mr. McCabe also holds a 4.5% overriding royalty interest in the Orogrande acreage, —which he obtained prior to, and was not a part of the August 2014 transaction. As of December 31, 2022, leases covering approximately 134,000 acres remain in effect.

Effective March 27, 2017, the property became subject to a University Lands D&D Unit Agreement (“DDU Agreement”) which allows for all 192 existing leases covering approximately 134,000 gross acres leased from University Lands to be combined into one drilling and development unit for development purposes. The term of the DDU Agreement expires on December 31, 2023, and the time to drill on the drilling and development unit continues through December 31, 2023. The DDU Agreement also grants the right to extend the DDU Agreement through December 31, 2028 if compliance with the DDU Agreement is met and the extension fee associated with the additional time is paid.

Drilling obligations under the DDU Agreement include five wells per year in years 2021, 2022 and 2023. The drilling obligations are minimum yearly requirements and may be exceeded if acceleration is desired.

All drilling obligations through December 31, 2022, have been met.

Torchlight had drilled 14 test wells in the Orogrande in order to stay in compliance with the DDU Agreement, as well as, to test for potential shallow pay zones and deeper pay zones that may be present on structural plays. Development of the wells continued through December 31, 2022, to further capture and document the scientific base in support of demonstrating the production potential of the property. As of December 31, 2022, a total of 15 test wells have been drilled on the acreage.

On March 9, 2020, holders of certain notes payable by Torchlight entered into a Conversion Agreement under which the noteholders elected to convert $6,000,000 of principal and approximately $1,331,000 of accrued interest on the notes held by such holders, in accordance with their terms, into an aggregate 6% working interest (of all such holders) in the Orogrande Project.

The Company intends to make offers and enter into agreements with one or more of the other current working interest owners in the Orogrande Project (each an “Orogrande Owner” and collectively, the “Orogrande Owners”). The Company anticipates offering the Orogrande Owners shares of common stock in exchange for such Orogrande Owner’s respective working interest in the Orogrande Project. The Company intends to offer the number of shares of common stock necessary such that each participating Orogrande Owner would own the percentage of common stock then outstanding in proportion to the percentage owned in the working interest of the Orogrande Project. For illustration purposes, if an Orogrande Owner owns 10% of the working interest of the Orogrande Project, and such Orogrande Owner elects to participate and accept the Company’s offer of shares of common stock, then such Orogrande Owner will be offered 10% of the aggregate amount of outstanding shares of common stock. The Company’s decision to enter into these transactions will depend on ability of the Company and each Orogrande Owner to negotiate and enter into definitive agreements related to such transaction and the Company’s board of directors receiving an industry-standard fairness opinion from an investment banking firm. One of the Orogrande Owners is Wolfbone Investments, LLC (“Wolfbone”), an entity controlled by Mr. McCabe. Mr. McCabe owns, directly and indirectly through entities he owns or controls, 7.75% of the Company’s common stock as of December 31, 2022, which would increase by the proportionate exchange of working interest for shares of the Company’s common stock if consummated.

The Orogrande Project ownership as of December 31, 2022, is detailed as follows:

	Revenue Interest	Working Interest
University Lands - Mineral Owner	20.000%
ORRI - Magdalena Royalties, LLC, an entity controlled by Gregory McCabe	4.500%
ORRI - Unrelated Party	0.500%
Hudspeth Oil Corporation, a subsidiary of Next Bridge Hydrocarbons, Inc.	49.875%	66.500%
Wolfbone Investments, LLC, an entity controlled by Gregory McCabe	18.750%	25.000%
Conversion by Note Holders in March, 2020	4.500%	6.000%
Unrelated Party	1.875%	2.500%
	100.000%	100.000%

Hazel Project in the Midland Basin in West Texas

Effective April 4, 2016, TEI acquired from MPC a 66.66% working interest in approximately 12,000 acres in the Midland Basin. A back-in after payout of a 25% working interest was retained by MPC and another unrelated working interest owner.

In October 2016, the holders of all of Torchlight’s then-outstanding shares of Series C Preferred Stock (which were issued in July 2016) elected to convert into a total 33.33% working interest in our Hazel Project, reducing TEI’s ownership from 66.66% to a 33.33% working interest.

Acquisition of Additional Interests in Hazel Project

On January 30, 2017, Torchlight entered into and closed an Agreement and Plan of Reorganization and a Plan of Merger with an entity which was wholly owned by Mr. McCabe, which resulted in the acquisition of approximately 40.66% working interest in the 12,000 gross acres, 9,600 net acres, in the Hazel Project.

Also, on January 30, 2017, Torchlight entered into and closed a Purchase and Sale Agreement with Wolfbone. Under the agreement, Torchlight acquired certain of Wolfbone’s Hazel Project assets, including its interest in the Flying B Ranch #1 well and the 40-acre unit surrounding the well.

Upon the closing of the transactions, the Torchlight working interest in the Hazel Project increased by 40.66% to a total ownership of 74%.

Effective June 1, 2017, Torchlight acquired an additional 6% working interest from unrelated working interest owners increasing its working interest in the Hazel project to 80%, and an overall net revenue interest of 75%.

Seven test wells have been drilled on the Hazel Project to capture and document the scientific base in support of demonstrating the production potential of the property.

Option Agreement with Masterson Hazel Partners, LP

On August 13, 2020, the Company’s subsidiaries TEI and Torchlight Hazel (collectively, “Torchlight Subs”) entered into an option agreement (the “Option Agreement”) with Masterson Hazel Partners, LP (“MHP”) and MPC. Under the agreement, MHP was obligated to drill and complete, or cause to be drilled and completed, at its sole cost and expense, a new lateral well (the “Well”) on the Hazel Project, sufficient to satisfy Torchlight Subs’s continuous development obligations on the southern half of the prospect no later than September 30, 2020. MHP has satisfied this drilling obligation. MHP paid to Torchlight Subs $1,000 as an option fee at the time of execution of the Option Agreement. MHP is entitled to receive, as its sole recourse for the recoupment of drilling costs, the revenue from production of the Well attributable to Torchlight Subs’s interest until such time as it has recovered its reasonable costs and expenses for drilling, completing, and operating the well.

In exchange for MHP satisfying the above drilling obligations, Torchlight Subs granted to MHP the exclusive right and option to perform operations, at MHP’s sole cost and expense, on the Hazel Project sufficient to satisfy Torchlight Subs’s continuous development obligations on the northern half of the prospect. Because MHP exercised this drilling option and satisfied the continuous development obligations on the northern half of the prospect, under the terms of the Option Agreement (as amended in September 2020) MHP had the option to purchase the entire Hazel Project no later than May 31, 2021. Such purchase would be under the terms of a form of Purchase and Sale Agreement included as an exhibit to the Option Agreement, at an aggregate purchase price of$12,690,704 for approximately 9,762 net mineral acres, and not less than 74% net revenue interest (approximately $1,300 per net mineral acre). MHP declined to exercise the Option in 2021.

Hunton Play, Central Oklahoma

As of December 31, 2022, the Company is producing from one well in the Viking Area of Mutual Interest and one well in Prairie Grove.